Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lease and Investment Commitments [Line Items]
Lease expiration year	2022
Rental expenses under operating leases	¥ 78,713	¥ 58,861	¥ 31,554
Partnership Interest [Member]
Lease and Investment Commitments [Line Items]
Equity method investments equity contribution obligation	¥ 47,500	¥ 30,001